Debt and Capital Lease Obligations (Ziggo Notes) (Details) $ in Millions	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Principal amount outstanding		$ 44,612.2
Debt Instrument, Fair Value Disclosure		46,151.1	$ 44,229.0
Long-term Debt		44,611.4	42,856.0
Ziggo Notes [Member]
Debt Instrument [Line Items]
Principal amount outstanding		986.0
Debt Instrument, Fair Value Disclosure		1,082.3	0.0
Long-term Debt		$ 1,077.0	$ 0.0
Ziggo 2020 Euro Senior Secured Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	3.625%	3.625%
Principal amount outstanding	€ 71,700,000.0	$ 86.8
Debt Instrument, Fair Value Disclosure		88.7
Long-term Debt		$ 89.3
Additional basis points used to determine redemption premium	0.50%	0.50%
Ziggo 2024 Euro Senior Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	7.125%	7.125%
Principal amount outstanding	€ 743,100,000.0	$ 899.2
Debt Instrument, Fair Value Disclosure		993.6
Long-term Debt		$ 987.7
2019	103.563%	103.563%
2020	102.375%	102.375%
2021	101.188%	101.188%
2022 and thereafter	100.00%	100.00%
Mandatory redemption percentage in event that certain assets sold or specific control changed	101.00%	101.00%